LOANS PAYABLE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 08, 2019	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Short-term Debt [Line Items]
Notes Payable			$ 235,308	$ 209,128
Accrued interest payable			324,415	496,448	3,010
Bridge Loan [Member]
Short-term Debt [Line Items]
Notes Payable			$ 235,308	209,128
Interest rate			8.00%
Repayment of loan	$ 222,112	$ 235,308
Repayment of accrued interest	$ 17,888	$ 24,654
Proceeds from loan			$ 26,180	202,920
Accrued interest payable			$ 25,253	$ 7,007